CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,284,029			$ 5,899,910					$ 12,106,435
Grants receivable from CPRIT				0					1,610,490
Prepaid expenses and other current assets	538,617			619,763					803,373
Total current assets	3,822,646			6,519,673					14,520,298
Other assets	36,518			66,850					130,501
Total assets	3,859,164			6,586,523					14,650,799
Current liabilities:
Accounts payable	165,801			602,853					2,858,330
Accrued expenses and other current liabilities	439,931			406,745					1,407,861
Notes payable	328,849			289,643					0
Total liabilities	934,581			1,299,241					4,266,191
Commitments and contingencies (NOTE 5)
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; none issued or outstanding	0			0					0
Common stock, $0.0001 par value; 100,000,000 shares authorized; 492,304 and 281,987shares issued and outstanding at December 31, 2023 and December 31, 2022, respectively(1)	144			49	[1]				28	[1]
Additional paid-in capital	83,384,124			81,635,074					74,189,728
Accumulated deficit	(80,459,685)			(76,347,841)					(63,805,148)
Total stockholders’ equity	2,924,583	$ 2,375,353	$ 3,649,538	5,287,282		$ 6,083,703	$ 8,413,802	$ 5,558,861	10,384,608		$ 38,722,985
Total liabilities and stockholders’ equity	$ 3,859,164			$ 6,586,523					$ 14,650,799

[1]	Share and per share amounts have been recast to reflect the 1-for-8 reverse stock split effected on June 14, 2024 on retroactive basis for all periods presented.